SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities, gain		¥ 97,417
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 0	0	¥ 0
Contingent earn-out liabilities, gain	0	97,417
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 0	¥ 0